Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 4,451	$ 4,843	$ 4,961
Ending balance		4,400	4,451	4,843
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(88)	3	(117)
Other comprehensive income (loss), before reclassifications		56	(58)	(28)
Amounts reclassified from other comprehensive income (loss)		33	(33)	148
Other comprehensive income (loss)	[1]	89	(91)	120
Ending balance		1	(88)	3
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,036)	(947)	(1,105)
Other comprehensive income (loss), before reclassifications		13	(172)	76
Amounts reclassified from other comprehensive income (loss)		73	83	82
Other comprehensive income (loss)	[1]	86	(89)	158
Ending balance		(950)	(1,036)	(947)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(490)	(806)	(448)
Other comprehensive income (loss), before reclassifications		(401)	316	(358)
Other comprehensive income (loss)	[1]	(401)	316	(358)
Ending balance		(891)	(490)	(806)
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(153)	(113)	(66)
Other comprehensive income (loss), before reclassifications		35	(40)	(47)
Other comprehensive income (loss)	[1]	35	(40)	(47)
Ending balance		(118)	(153)	(113)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,767)	(1,863)	(1,736)
Other comprehensive income (loss), before reclassifications		(297)	46	(357)
Amounts reclassified from other comprehensive income (loss)		106	50	230
Other comprehensive income (loss)	[1]	(191)	96	(127)
Ending balance		$ (1,958)	$ (1,767)	$ (1,863)

[1]	Excluded from the table above is other comprehensive loss allocated to noncontrolling interests of $3, $3 and $(1) for the years ended December 31, 2017, 2016 and 2015, respectively.